JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

200 Berkeley Street

Boston, MA 02116

December 18, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:

John Hancock Exchange-Traded Fund Trust (the “Trust”), on behalf of:

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF (collectively, the “Funds”)

Securities Act of 1933 File No. 333-183173

Investment Company Act of 1940 File No. 811-22733

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the fund.

The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on December 13, 2018 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0001133228-18-006608), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-4575.

Sincerely,

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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